Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of revision on the previously issued Balance Sheet and Statement of Cash Flows
The impacts of the revision on the previously issued Balance Sheet and Statement of Cash Flows for the year ended December 31, 2023 are as follows:

	As Previously Reported	Adjustments	As Adjusted
Balance Sheet:
Cash	$68,662	$(7,017)	$61,645
Fixed maturities, available-for-sale, at fair value	186,183	7,017	193,200
Statement of Cash Flows:
Purchases of fixed maturity securities	(41,142)	(7,017)	(48,159)
Net cash from (used in) investing activities	5,176	(7,017)	(1,841)
The impacts of the revision on Note 3 – “
Variable Interest Entity
,” in the previously issued financial statements for the year ended December 31, 2023 are as follows:

	As Previously Reported	Adjustments	As Adjusted
Cash	$7,036	$(7,017)	$19
Fixed maturities, available-for-sale, at fair value	—	7,017	7,017

Schedule of revision on the previously issued financial statements
The impacts of the revision on Note 4 – “
Investments”
in the previously issued financial statements for the year ended December 31, 2023 are as follows:

U.S. Treasury and U.S. government agencies	Amortized Cost	Allowance for Credit Loss	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
As previously reported	$94,700	—	—	$(1,163)	$93,537
Adjustments	7,017	—	—	—	7,017
As Adjusted	$101,717	—	—	$(1,163)	$100,554

The impacts of the revision on Note 5 – “
Fair Value Measurements”
in the previously issued financial statements for the year ended December 31, 2023 are as follows:

	Level 1
	As Previously Reported	Adjustments	As Adjusted
U.S. Treasury and U.S. government agencies	$93,537	$7,017	$100,554